Revenue	12 Months Ended
Mar. 31, 2025
Revenue [Abstract]
Revenue

9. Revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the year ended March 31,
		2025	2024	2023
	Point of recognition	USD	USD	USD
Construction services	Over time	23,318,482	20,628,643	7,951,931
Total		23,318,482	20,628,643	7,951,931